May 15, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for Series of
	Eaton Vance Mutual Funds Trust
	with March 31 Fiscal Year Ends
	1933 Act File No. 2-90946
	1940 Act File No. 811-4015

	In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Mutual Funds Trust hereby files its Rule 24f-2 Notice on behalf of its series with March 31 fiscal year ends.

	This Rule 24f-2 Notice is being filed for series of the Trust whose fiscal year ended March 31, 1997 ("Fiscal Year").

	No shares of the Trust's series which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

	No shares of the Trust's series were registered during the Fiscal Year pursuant to Rule 24e-2.

	25,856,171 shares of the Trust's series, with an aggregate sales price of $189,932,637, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

	2,178,956 shares of the Trust's series, with an aggregate sales price of $15,832,637, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.

	For the Fiscal Year, the Trust's series redeemed an aggregate of 14,292,383 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate redemption price of $104,422,650.

	In accordance with subsection (c) of Rule 24f-2, $30,709.89 has been wired to the SEC account at Mellon Bank, which represents the registration fee. Such fee is based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year, including dividend reinvestments, reduced by the actual aggregate redemption price of the shares redeemed by the Trust's series during the Fiscal Year.

Rule 24f-2 Notice for Series of                        Page 2
Eaton Vance Mutual Funds Trust
with March 31 Fiscal Year Ends
1933 Act File No. 2-90946
1940 Act File no. 811-4015

Aggregate Sale Price for Shares
Sold During Fiscal Year Pursuant to
Rule 24f-2                                        $189,932,637

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans                                  15,832,637

Aggregate Price of Shares Sold                          $205,765,274

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period                                                 104,422,650


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
	Applied by Trust Pursuant to
	Rule 24e-2(a) in Filings Made
	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940                          0

Equals                                                       $101,342,624


Any questions regarding the matter should by addressed to Jim Thebado, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


								Sincerely,



								Barbara E. Campbell
								Assistant Treasurer

May 15, 1997


OPINION OF COUNSEL


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for Series of
	Eaton Vance Mutual Funds Trust
	with March 31 Fiscal Year Ends
	1933 Act File No. 2-90946
	1940 Act File No. 811-4015


Gentlemen:

By filing the captioned Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust made definite the registration under the Securities Act of 1933 of 28,035,127 shares sold, including those sold pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended March 31, 1997.

It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


							Sincerely,



							Eric G. Woodbury,
							Vice President
							Member of Massachusetts Bar